Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Net
Property and equipment, gross	$ 84,879,236	$ 68,480,879
Accumulated depreciation	(34,802,311)	(27,070,874)
Property and equipment, net	50,076,925	41,410,005
Depreciation expense	8,206,163	8,684,626	6,994,115
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	29,942,721	16,472,995
Buildings
Property and Equipment, Net
Property and equipment, gross	21,787,018	22,480,129
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	26,076,914	22,373,236
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 7,072,583	$ 7,154,519